Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Goodwill [Line Items]
Balance at Beginning Period	$ 415,222	$ 423,974
Acquisitions and related payments	390
Goodwill impairment	(93,008)
Foreign currency translation adjustment	(8,335)	(8,752)
Balance at Ending Period	314,269	415,222
Freight Forwarding [Member]
Goodwill [Line Items]
Balance at Beginning Period	173,732	174,287
Acquisitions and related payments	390
Foreign currency translation adjustment	(1,475)	(555)
Balance at Ending Period	172,647	173,732
Contract Logistics and Distribution [Member]
Goodwill [Line Items]
Balance at Beginning Period	241,490	249,687
Goodwill impairment	(93,008)
Foreign currency translation adjustment	(6,860)	(8,197)
Balance at Ending Period	$ 141,622	$ 241,490